SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 03, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 2,029,000	$ (3,447,000)
Contractual term		10 years
Share based payment award, stock options granted		16,387,070
Share based payment award, stock options granted exercise price		$ 1.41
Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 900,000	$ (1,800,000)
Unrecognized share-based compensation		$ 1,300,000
Weighted-average period		8 months 12 days
Weighted average grant-date fair value		$ 0.55	$ 0.49
Intrinsic value of options exercised		$ 300,000	$ 0
Dividends payments		0
Market and Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		800,000
Unrecognized share-based compensation		$ 25,300,000
Weighted-average period		2 years 8 months 12 days
Weighted average grant-date fair value		$ 1.63
Granted			0
Share based payment award, stock options granted		15,989,193
Time-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 100,000	$ (1,600,000)
Unrecognized share-based compensation		$ 2,500,000
Weighted-average period		2 years 1 month 6 days
Weighted average grant-date fair value		$ 1.71	$ 0.76
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		3 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		4 years
Restricted share units
SHARE-BASED COMPENSATION
Number of shares granted		1,261,304
Market-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 200,000
Unrecognized share-based compensation		$ 900,000
Weighted-average period		3 years 8 months 12 days
Number of shares granted		2,863,500	0	2,863,500
Granted		0
2025 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	13,238,741
Predecessor Plans
SHARE-BASED COMPENSATION
Share based payment award, number of shares available to issue		0
2025 Omnibus Share Incentive Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	18,810,820
Ordinary shares were available to issue		21,863,903